Notes Payable and Other Related Party Transactions (Details) - Schedule of Accounts Payable and Accrued Liabilities - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable and accrued liabilities	$ 3,702	$ 1,700